STOCK-BASED COMPENSATION (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 20, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable	191,900	389,500
Non vested options	475,450	469,125
Share-based compensation expense	$ 859	$ 714	$ 513
Unrecognized compensation cost related to stock options granted	$ 1,816	$ 2,502
AU10TIX Technologies B.V [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance				1,000,000